UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-06

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC        05/01/2006
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:  $   126,315
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                           March 31, 2006

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     4006    70800 SH       Sole                    70800
Autozone                       COM              053332102     5450    54670 SH       Sole                    54670
Bank of the Ozarks Inc         COM              063904106     1938    53100 SH       Sole                    53100
Berkshire Hathaway B           COM              084670207    18144     6024 SH       Sole                     6024
Carmax                         COM              143130102    10839   331675 SH       Sole                   331675
CitiGroup                      COM              172967101      472    10000 SH       Sole                    10000
Commerce Bancorp               COM              200519106     2962    80830 SH       Sole                    80830
Echostar                       COM              278762109    16117   539560 SH       Sole                   539560
Fastenal                       COM              311900104     5681   120000 SH       Sole                   120000
Golden West Financial          COM              381317106    10949   161250 SH       Sole                   161250
Homefed Corp                   COM              43739D307     4258    66527 SH       Sole                    66527
Idexx Laboratories             COM              45168D104     9565   110755 SH       Sole                   110755
International Speedway         COM              460335201     4831    94919 SH       Sole                    94919
J.P. Morgan Chase              COM              46625H100      380     9120 SH       Sole                     9120
Leucadia National              COM              527288104     6930   116162 SH       Sole                   116162
Mohawk Industries              COM              608190104     9443   116990 SH       Sole                   116990
O Reilly Automotive            COM              686091109     5484   150000 SH       Sole                   150000
Penn National Gaming           COM              707569109     3185    75500 SH       Sole                    75500
USA Mobility                   COM              90341g103     1139    40000 SH       Sole                    40000
Walgreen                       COM              931422109     1284    29775 SH       Sole                    29775
Washington Post                COM              939640108     2105     2710 SH       Sole                     2710
Call Countrywide Jan 025                        22238a9a5      232      200 SH       Sole                      200
Call Tyco intl Jan 30                           9019179a4      216      800 SH       Sole                      800
call tyco int jan 20                            9019179a4      704      800 SH       Sole                      800